Share Capital, Warrants and Options - Schedule of Inputs to Option Pricing Model (Details)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Expected dividend yield	0.00%
Expected share price volatility
Risk free interest rate
Expected life of options	5 years	0 years
Maximum [Member]
Statement Line Items [Line Items]
Expected share price volatility	121.55%
Risk free interest rate	0.39%
Bottom of range [member]
Statement Line Items [Line Items]
Expected share price volatility	125.025%
Risk free interest rate	1.21%